INSURANCE CONTRACTS - Movement in Premiums and Unearned Premiums Reserve (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Insurance Contracts [Abstract]
Unearned premiums reserve, beginning of the period	$ 1,889	$ 1,625
Premiums written during the period	486	744
Premiums earned during the period	(308)	(521)
Foreign currency translation	51	41
Unearned premiums reserve, end of the period	$ 2,118	$ 1,889